Related party disclosures - Summary of Compensation for the Supervisory Board (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Key management personnel compensation, short-term employee benefits	€ 1.7	€ 1.7	€ 2.1